Share capital (Narrative) (Detail) SFr / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
Ordinary share capital
Shares issued	3,702,422,995		3,859,055,395	3,859,055,395	3,855,634,749
Par value of shares | SFr / shares	SFr 0.10
Share capital | SFr	SFr 370,242,299.50
Issuance / (canceled) of shares	(156,632,400)	(156,632,400)	3,420,646
Cancelation of treasury shares related to the 2018-2021 share repurchase program | $		$ 0
Cancellation of second trading line treasury shares	156,632,400	156,632,400
Conditional share capital
Additional shares that could have been issued to fund UBS's employee share option programs	121,705,830
Value of available shares to fund UBS employee share option programs | SFr	SFr 12,170,583
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments | SFr	SFr 38,000,000
Share capital
Ordinary share capital
Cancelation of treasury shares related to the 2018-2021 share repurchase program | $		$ (16)
UBS AG
Ordinary share capital
Shares issued	3,858,408,466			3,858,408,466
Par value of shares | SFr / shares	SFr 0.10
Share capital | SFr	SFr 385,840,846.60
Conditional share capital
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments | SFr	SFr 38,000,000